Intangible Assets	12 Months Ended
Jul. 31, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 6 – INTANGIBLE ASSETS

Net intangible assets consisted of the following:

	As of July 31,
	2025	2024
Total	$320,000	$320,000
Less: accumulated amortization	(320,000)	(320,000)
Intangible assets	$-	$-

Amortization expense was $nil, $73,331 and $80,000 for the years ended July 31, 2025, 2024 and 2023, respectively.